Stock-Based Compensation (Details) - Schedule of stock option activity - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock option activity [Abstract]
Number of Shares, Beginning (in Shares)	486,101	236,458	136,515
Weighted- Average Exercise Price, Beginning	$ 9.89	$ 9.89	$ 9.89
Weighted- Average Remaining Contractual Term (Years), Beginning		8 years 11 months 15 days	9 years 6 months 3 days
Aggregate Intrinsic Value, Beginning (in Dollars)
Number of Shares, Ending (in Shares)		486,101	236,458
Weighted- Average Exercise Price, Ending		$ 9.89	$ 9.89
Weighted- Average Remaining Contractual Term (Years), Ending		8 years 8 months 4 days	8 years 11 months 15 days
Aggregate Intrinsic Value, Ending (in Dollars)
Number of Shares, Options exercisable (in Shares)		266,164
Weighted- Average Exercise Price, Options exercisable		$ 9.89
Weighted- Average Remaining Contractual Term (Years), Options exercisable	8 years 3 months 7 days	8 years 1 month 24 days
Aggregate Intrinsic Value, Options exercisable (in Dollars)
Number of Shares, Forfeited (in Shares)		(20,225)	(30,337)
Weighted- Average Exercise Price, Forfeited		$ 9.89	$ 9.89
Number of Shares, Cancelled (in Shares)			(5,056)
Weighted- Average Exercise Price, Cancelled			$ 9.89
Number of Shares, Granted (in Shares)	250,492	269,868	135,336
Weighted- Average Exercise Price, Granted	$ 4.62	$ 9.89	$ 9.89
Weighted- Average Remaining Contractual Term (Years), Granted
Aggregate Intrinsic Value, Granted